Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Options Outstanding

The following is a continuity schedule of all options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised [i]	(2,737,253)		33.28	(2,737,253)
Cancelled	(1,537,830)		48.86	(1,426,164)
Vested	0		0	2,868,001

Outstanding at December 31, 2011	6,867,367	Cdn$	31.54	2,066,700
Granted	1,389,000		48.22	0
Exercised [ii]	(1,525,159)		28.46	(1,525,159)
Cancelled	(107,966)		53.14	(58,967)
Vested	0		0	2,745,000

Outstanding at December 31, 2012	6,623,242	Cdn$	35.39	3,227,574
Granted	1,060,000		57.02	0
Exercised [iii]	(2,805,969)		31.99	(2,805,969)
Cancelled	(119,165)		51.46	(31,667)
Vested	0		0	2,457,171

Outstanding at December 31, 2013	4,758,108	Cdn$	41.82	2,847,109

The total intrinsic value of options exercised during 2013 was $56 million [2012 - $6 million; 2011 - $19 million].

[i]	During 2011, 1,283,334 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $30 million were made to the stock option holders.
[ii]	During 2012, 1,100,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $19 million were made to the stock option holders.
[iii]	During 2013, 849,999 options were exercised on a cashless basis in accordance with the applicable stock option plans. On exercise, cash payments totalling $23 million were made to the stock option holders.

Summary of Characteristics of Options Outstanding

At December 31, 2013, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options		Remaining contractual life [years]	Number of options exercisable

$15 to $20		487,008	2.2		487,008
$25 to $30		1,398,853	3.2		1,398,853
$35 to $40		20,000	3.4		20,000
$45 to $50		1,156,324	4.3		275,325
$50 to $55		665,923	4.0		665,923
Over $55		1,030,000	6.2		0

		4,758,108			2,847,109

Weighted average exercise price	Cdn$	41.82		Cdn$	34.33

Weighted average life remaining [years]		4.31			3.38

Aggregate intrinsic value at December 31, 2013		$198			$139

Fair Value of Stock Options Granted and Compensation Expenses

The weighted average assumptions used in measuring the fair value of stock options granted are as follows:

	2013	2012	2011

Risk-free interest rate	1.32%	2.23%	0
Expected dividend yield	2.00%	2.00%	0
Expected volatility	34%	43%	0
Expected time until exercise	4.5 years	4.5 years	0

Weighted average fair value of options granted in year [Cdn$]	$14.02	$15.37	$0

Schedule of Reduction in Stated Value of Company's Common Shares

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers]:

	Number of shares	Stated value

Awarded and not released, December 31, 2010	1,182,736	$40
Release of restricted stock	(156,432)	(5)

Awarded and not released, December 31, 2011	1,026,304	35
Release of restricted stock	(143,316)	(5)

Awarded and not released, December 31, 2012	882,988	30
Release of restricted stock	(152,512)	(5)

Awarded and not released, December 31, 2013	730,476	$25

Schedule of Restricted Stock Unit Programs Outstanding

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2010	181,732	34,242	186,348	402,322
Granted	208,458	4,150	22,669	235,277
Dividend equivalents	2,022	946	4,696	7,664
Redeemed	(24,486)	(9,532)	(15,267)	(49,285)

Outstanding at December 31, 2011	367,726	29,806	198,446	595,978
Granted	320,131	15,364	37,456	372,951
Dividend equivalents	1,895	1,133	5,145	8,173
Redeemed	(84,322)	(26,204)	(34,124)	(144,650)

Outstanding at December 31, 2012	605,430	20,099	206,923	832,452
Granted	224,841	13,825	30,716	269,382
Dividend equivalents	1,262	624	2,815	4,701
Redeemed	(199,679)	(4,429)	(113,007)	(317,115)

Outstanding at December 31, 2013	631,854	30,119	127,447	789,420

Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2013	2012	2011

Incentive Stock Option Plan	$15	$19	$21
Long-term retention	4	5	7
Restricted stock unit	16	14	6

	35	38	34
Fair value adjustment for liability classified DSUs	5	4	(3)

Incentive Stock Option Plan	$40	$42	$31